Loss per share - Schedule of Net Loss per Common Share (Details) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [abstract]
Issued common shares (in shares)	128,528,515	92,206,817
Weighted average number of Common Shares - Basic (in shares)	105,221,907	85,890,314
Weighted average number of Common Shares - Diluted (in shares)	105,221,907	85,890,314
Diluted net loss per share (in USD per share)	$ (1.18)	$ (0.62)
Basic net loss per share (in USD per share)	$ (1.18)	$ (0.62)